Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
(3)	Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical financial instruments (level 1) and the lowest priority to unobservable inputs (level 3).

Measurement of fair value under U.S. GAAP establishes a hierarchy that prioritizes observable and unobservable inputs used to measure fair value, as of the measurement date, into three broad levels, which are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:
●	Quoted prices for similar assets or liabilities in active markets,
●	Quoted prices for identical or similar assets or liabilities in inactive markets,
●	Inputs other than quoted prices that are observable for the asset or liability, and
●

Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the financial instrument has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The financial instrument’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables present the Plan’s investments at fair value as of December 31, 2025 and 2024:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$73,731,187	$-	$-	$73,731,187
Money market funds	1,278,862			1,278,862
ServisFirst Bancshares, Inc. common stock fund	5,278,637	-	-	5,278,637
Total assets in the fair value hierarchy	$80,288,686	$-	$-	$80,288,686

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$63,068,644	$-	$-	$63,068,644
Money market funds	156,515	-	-	156,515
ServisFirst Bancshares, Inc. common stock fund	6,215,587	-	-	6,215,587
Total assets in the fair value hierarchy	$69,440,746	$-	$-	$69,440,746

The Plan recognizes transfers between the levels as of the actual date of the event or change in circumstances that caused the transfer. There were no gross transfers between the levels at December 31, 2025 and 2024.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price and are deemed to be actively traded.

Money market funds

Money market funds are a public investment vehicle valued using $1 as the net asset value (NAV) and are deemed to be actively traded.

ServisFirst Bancshares, Inc. common stock fund

The ServisFirst Bancshares, Inc. common stock fund is a unitized stock fund valued at the net asset value (NAV) and includes shares of common stock valued at quoted market prices, and a nominal amount of cash and cash equivalents to provide liquidity for participant directed transactions.